Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
13,157	Vanguard S&P 500 ETF	$5,189,121	2.0

	Total Exchange-Traded Funds
	(Cost $5,267,686)	5,189,121	2.0

MUTUAL FUNDS: 97.9%
	Affiliated Investment Companies: 97.9%
1,946,434	Voya Emerging Markets Index Portfolio - Class P2	26,568,824	10.1
5,093,066	Voya International Index Portfolio - Class P2	60,301,899	23.0
1,320,805	Voya Russell Mid Cap Index Portfolio - Class P2	18,279,942	7.0
890,991	Voya Russell Small Cap Index Portfolio - Class P2	15,645,810	6.0
497,883	Voya U.S. Bond Index Portfolio - Class P2	5,382,114	2.0
6,514,681	Voya U.S. Stock Index Portfolio - Class P2	130,554,211	49.8

	Total Mutual Funds
	(Cost $232,166,309)	256,732,800	97.9

	Total Investments in Securities (Cost $237,433,995)	$261,921,921	99.9
	Assets in Excess of Other Liabilities	140,750	0.1
	Net Assets	$262,062,671	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,189,121	$–	$–	$5,189,121
Mutual Funds	256,732,800	–	–	256,732,800
Total Investments, at fair value	$261,921,921	$–	$–	$261,921,921

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$20,774,263	$14,925,376	$(6,469,156)	$(2,661,659)	$26,568,824	$273,151	$1,773,284	$-
Voya International Index Portfolio - Class P2	42,870,030	17,069,935	(1,527,090)	1,889,024	60,301,899	1,098,169	426,814	-
Voya Russell Mid Cap Index Portfolio - Class P2	9,766,176	9,306,048	(726,526)	(65,756)	18,279,942	164,999	(45,365)	1,452,485
Voya Russell Small Cap Index Portfolio - Class P2	8,368,023	10,639,621	(2,969,276)	(392,558)	15,645,810	107,945	1,237,947	-
Voya U.S. Bond Index Portfolio - Class P2	6,841,994	2,352,310	(3,630,031)	(182,159)	5,382,114	118,494	(136,494)	56,659
Voya U.S. Stock Index Portfolio - Class P2	103,805,244	43,300,353	(16,283,084)	(268,302)	130,554,211		5,308,896	11,200,637
	$192,425,730	$97,593,643	$(31,605,163)	$(1,681,410)	$256,732,800	$1,762,758	$8,565,082	$12,709,781

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $239,538,261.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$22,660,765
Gross Unrealized Depreciation	(277,105)
Net Unrealized Appreciation	$22,383,660